Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Tables)	12 Months Ended
Dec. 31, 2023
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. [Abstract]
Schedule of Financial Performance and Cash Flow Information	Set out below is the financial performance and cash flow information for the year ended December 31, 2022 related to the discontinued operation:
Year ended December 31,	2022
Revenue	$31,123
Operating expenses	(1,244,691)
Other expenses	(123,033)
(1,336,601)
Loss on loss of control of subsidiary	(2,085,624)
Loss on discontinued operations	$(3,422,225)

Exchange differences on translation of discontinued operations	$(450,040)
Other comprehensive income from discontinued operations	$(450,040)

Cash flows provided by operating activities	$1,060,350
Cash flows used in investing activities	(1,003,529)
Cash flows used in financing activities	(95,696)
Effects of exchange rate changes on cash and cash equivalents	18,909
Net change in cash used in the subsidiary	$(19,966)

Carrying amount of net assets immediately prior to loss of control of subsidiary	$2,375,840
Reclassification of foreign currency translation reserve	(290,216)
Loss on loss of control of subsidiary	$2,085,624

Schedule of Carrying Amounts of Assets and Liabilities	As at December 31, 2022, the carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd were as follows:
Cash	$739,947
Accounts receivable	21,854
Prepayments	578,070
Property, plant and equipment	1,887,435
Right-of-use assets	1,745,205
Intangible assets	210,402
Total assets	$5,182,913

Trade and other payables	115,120
Lease liability	2,375,590
Long-term debt	316,363
Total liabilities	$2,807,073
Net assets	$2,375,840